Document And Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Entity Registrant Name	Ituran Location & Control Ltd.
Entity Central Index Key	0001337117
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31